Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2024
T02-NPRT1-1224
1.9584805.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
		Shares	Value
BEVERAGES – 18.4%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)		7,176	$2,088,718
Molson Coors Beverage Co. Class B		90,659	4,938,196
			7,026,914
Distillers & Vintners – 1.8%
Brown-Forman Corp. Class B		95,881	4,221,640
Constellation Brands, Inc. Class A		68,993	16,029,834
Duckhorn Portfolio, Inc. (a)		80,581	883,168
MGP Ingredients, Inc.		17,262	829,266
			21,963,908
Soft Drinks & Non-alcoholic Beverages – 16.0%
Celsius Holdings, Inc. (a)		70,126	2,109,390
Coca-Cola Co.		1,512,155	98,758,843
Coca-Cola Consolidated, Inc.		2,985	3,355,916
Keurig Dr. Pepper, Inc.		456,469	15,040,654
Monster Beverage Corp. (a)		312,997	16,488,682
National Beverage Corp.		29,333	1,325,558
PepsiCo, Inc.		305,825	50,791,416
Vita Coco Co., Inc. (a)		50,607	1,498,473
			189,368,932
TOTAL BEVERAGES	218,359,754
CONSUMER STAPLES DISTRIBUTION & RETAIL – 34.3%
Consumer Staples Merchandise Retail – 27.8%
BJ's Wholesale Club Holdings, Inc. (a)		64,701	5,482,116
Costco Wholesale Corp.		166,702	145,727,554
Dollar General Corp.		93,625	7,493,745
Dollar Tree, Inc. (a)		90,214	5,831,433
PriceSmart, Inc.		22,023	1,829,671
Target Corp.		189,071	28,368,213
Walmart, Inc.		1,649,518	135,178,000
			329,910,732
Drug Retail – 0.3%
Walgreens Boots Alliance, Inc.		346,405	3,276,991
Food Distributors – 2.9%
Andersons, Inc.		33,836	1,536,154
Chefs' Warehouse, Inc. (a)		39,159	1,563,227
Performance Food Group Co. (a)		76,067	6,180,444
SpartanNash Co.		53,423	1,124,020
Sysco Corp.		210,149	15,750,668
U.S. Foods Holding Corp. (a)		109,216	6,733,166
United Natural Foods, Inc. (a)		93,584	1,903,499
			34,791,178
Food Retail – 3.3%
Albertsons Cos., Inc. Class A		182,290	3,299,449
Casey's General Stores, Inc.		17,487	6,890,228
Grocery Outlet Holding Corp. (a)		79,682	1,139,453
Ingles Markets, Inc. Class A		18,076	1,154,333
Kroger Co.		290,684	16,211,447
Maplebear, Inc. (a)		65,392	2,883,787

		Shares	Value

Sprouts Farmers Market, Inc. (a)		50,526	$6,489,054
Weis Markets, Inc.		20,879	1,313,080
			39,380,831
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	407,359,732
FOOD PRODUCTS – 16.1%
Agricultural Products & Services – 2.3%
Archer-Daniels-Midland Co.		212,932	11,755,976
Bunge Global SA		67,062	5,634,549
Darling Ingredients, Inc. (a)		84,986	3,323,802
Fresh Del Monte Produce, Inc.		53,842	1,728,867
Ingredion, Inc.		34,010	4,515,168
			26,958,362
Packaged Foods & Meats – 13.8%
B&G Foods, Inc.		123,541	1,052,569
Beyond Meat, Inc. (a)		96,423	587,216
Calavo Growers, Inc.		26,728	710,430
Cal-Maine Foods, Inc.		31,533	2,767,967
Campbell Soup Co.		96,981	4,524,164
Conagra Brands, Inc.		219,710	6,358,407
Flowers Foods, Inc.		117,811	2,618,938
Freshpet, Inc. (a)		26,463	3,507,406
General Mills, Inc.		235,162	15,995,719
Hain Celestial Group, Inc. (a)		141,199	1,232,667
Hershey Co.		63,565	11,287,873
Hormel Foods Corp.		144,913	4,427,092
J&J Snack Foods Corp.		11,839	1,943,017
J.M. Smucker Co.		50,763	5,762,108
John B Sanfilippo & Son, Inc.		12,568	1,036,986
Kellanova		121,101	9,766,796
Kraft Heinz Co.		386,663	12,937,744
Lamb Weston Holdings, Inc.		67,894	5,274,685
Lancaster Colony Corp.		12,503	2,170,521
McCormick & Co., Inc.		112,374	8,792,142
Mission Produce, Inc. (a)		67,102	791,804
Mondelez International, Inc. Class A		543,333	37,207,444
Pilgrim's Pride Corp. (a)		43,383	2,101,472
Post Holdings, Inc. (a)		29,667	3,239,933
Seaboard Corp.		392	1,084,276
Seneca Foods Corp. Class A (a)		7,530	465,580
Simply Good Foods Co. (a)		62,253	2,095,436
Tootsie Roll Industries, Inc.		22,535	657,346
TreeHouse Foods, Inc. (a)		45,594	1,658,710
Tyson Foods, Inc. Class A		129,867	7,608,907
Utz Brands, Inc.		77,971	1,342,661
Vital Farms, Inc. (a)		42,892	1,487,494
Westrock Coffee Co. (a)		48,954	325,055
WK Kellogg Co.		72,634	1,207,903
			164,028,468
TOTAL FOOD PRODUCTS	190,986,830

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Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 19.0%
Household Products – 19.0%
Central Garden & Pet Co. Class A (a)		53,215	$1,550,685
Central Garden & Pet Co. (a)		15,832	543,038
Church & Dwight Co., Inc.		106,873	10,677,681
Clorox Co.		56,012	8,880,703
Colgate-Palmolive Co.		317,349	29,738,775
Energizer Holdings, Inc.		57,560	1,845,949
Kimberly-Clark Corp.		140,041	18,790,701
Procter & Gamble Co.		888,947	146,836,266
Reynolds Consumer Products, Inc.		56,796	1,530,652
Spectrum Brands Holdings, Inc.		23,008	2,061,977
WD-40 Co.		9,659	2,531,334
TOTAL HOUSEHOLD PRODUCTS	224,987,761
PERSONAL CARE PRODUCTS – 3.4%
Personal Care Products – 3.4%
BellRing Brands, Inc. (a)		70,851	4,664,121
Coty, Inc. Class A (a)		247,134	1,838,677
Edgewell Personal Care Co.		41,964	1,466,642
elf Beauty, Inc. (a)		28,875	3,039,094
Estee Lauder Cos., Inc. Class A		99,368	6,850,430
Herbalife Ltd. (a)		122,210	922,685
Interparfums, Inc.		15,288	1,850,918
Kenvue, Inc.		803,919	18,433,862
Nu Skin Enterprises, Inc. Class A		78,488	485,841
Olaplex Holdings, Inc. (a)		208,046	370,322
USANA Health Sciences, Inc. (a)		18,022	665,733
TOTAL PERSONAL CARE PRODUCTS	40,588,325

		Shares	Value
TOBACCO – 8.3%
Tobacco – 8.3%
Altria Group, Inc.		697,255	$37,972,507
Philip Morris International, Inc.		439,766	58,356,948
Turning Point Brands, Inc.		27,664	1,306,571
Universal Corp.		27,256	1,387,876
TOTAL TOBACCO	99,023,902
TOTAL COMMON STOCKS (Cost $1,033,187,985)			1,181,306,304
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $2,340,000)		2,340,000	2,340,000
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $1,035,527,985)	1,183,646,304
NET OTHER ASSETS (LIABILITIES) (c) – 0.3%	3,146,849
NET ASSETS – 100.0%	$1,186,793,153

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $195,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	62	December 2024	5,042,460	(129,127)	(129,127)
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2024	220,860	(5,205)	(5,205)
Total Equity Index Contracts					$(134,332)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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